JPMorgan Institutional Trust

June 21, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Institutional Trust (the “Trust”)
(File No. 811-21638)

Ladies and Gentlemen:

On behalf of the Trust, accompanying this letter for filing pursuant to the Investment Company Act of 1940, please find Amendment 34 for the Trust. This amendment is filed to amend and supplement the Confidential Offering Memorandum and Confidential Offering Memorandum Supplement, dated June 28, 2017 and filed as Amendment No. 33 dated June 28, 2017. The purpose of this filing is in regards to an upcoming change in the portfolio management team. If you have any questions concerning the foregoing, please contact the undersigned at 212-648-0472.

Very truly yours,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary